Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Central Mare [Member]
Fees charged	$ 2,700	$ 346
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Fees charged	1,200	330
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Fees charged		16
Central Mare [Member] | Bonus [Member] | General and Administrative Expense [Member]
Fees charged	1,500
Central Shipping Monaco SAM [Member]
Fees charged	3,570	1,199
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged	34	95
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Fees charged	1,081	658
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged	8	34
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged	15	45
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Fees charged	43	40
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Fees charged	87	90
Central Shipping Monaco SAM [Member] | Financing Fees [Member] | Deferred Charges [Member]
Fees charged		91
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Vessels, Net [Member]
Fees charged	707
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Fees charged	236	146
Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Fees charged	$ 1,250